FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                            San Mateo, CA 94403-1906



March 8, 2005

Filed Via EDGAR (CIK #0000809707)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         RE: Franklin Investors Securities Trust
             File No. 333-122360

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the Prospectus/Proxy Statement and Statement of Additional Information that would have been filed under Rule 497(b) do not differ from those contained in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14, which was filed electronically with the Securities and Exchange Commission on March 4, 2005.


Sincerely yours,

Franklin Investors Securities Trust


/s/DAVID P. GOSS

David P. Goss
Vice President